SUPPLEMENT DATED APRIL 30, 2021
To the following variable annuity prospectuses dated April 30, 2021:
ALLIANZ VISIONSM
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013
ALLIANZ VISIONSM NEW YORK
 For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ HIGH FIVESM
ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
or
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. See the
Investment Option prospectuses for any additional information.

VisionSM, ConnectionsSM, VisionSM  New York, and High FiveSM

Section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase

We are adding a second sentence to the last paragraph in this section as follows:

Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.

VisionSM, ConnectionsSM, and VisionSM  New York

Appendix A – Annual Operating Expenses for Each Investment Option

We are revising the annual expense information for the AZL Government Money Market Fund as follows:

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL Government Money Market Fund	.35	.25	–	.06	–	.66

PRO-002-0421
(VSN-400, VSN-159, CNT-400, CNT-062WW, VNY-400, VNY-146, HFV-001)